EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of employee option activity under the Company's Stock Option Plans and RSU's as of December 31, 2015 and changes during the year ended December 31, 2015 are as follows:
	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2015	348,034	3.05
Granted	77,000	8.35
Exercised	(4,000)	3.05
Forfeited	(4,250)	5.05
Outstanding at December 31, 2015	416,784	$4.02	3.6	$1,086

Exercisable at December 31, 2015	291,934	$3.28	2.78	$812

Vested and expected to vest at December 31, 2015	414,287	$4.04	3.62	$1,065

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table summarizes information relating to employees' stock options and RSU's outstanding as of December 31, 2015, according to exercise prices:

	Options outstanding			Options exercisable
exercise price	Number outstanding at December 31, 2015	Weighted average remaining contractual life	exercise price	Number exercisable at December 31, 2015	Weighted average exercise price
		Years
$3.38	294,984	2.67	$3.38	280,484	$3.38
$0.75	44,800	5.27	$0.75	11,450	$0.75
$8.35	77,000	6.16	$8.35	-	-

	416,784		$4.02	291,934	$3.28